SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to allowance for doubtful account, contingencies and going concern assumptions.

b.	Financial statements in U.S. dollars:

Most of the revenues of the Company and its subsidiaries are received in U.S. dollars. In addition, a substantial portion of the costs of the Company and its subsidiaries are incurred in U.S. dollars. Therefore, management believes that the dollar is the currency of the primary economic environment in which the Company and its subsidiaries operate. Thus, the functional and reporting currency of the Company and its subsidiaries is the U.S. dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with the standards of the Financial Accounting Standards Board ("FASB"). All transaction gains and losses from the re-measurement of monetary balance sheet items are reflected in the statements of operations as financial income or financial expenses as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries (unless the non-controlling shareholders have certain approval or veto rights) in Israel, the United States and Hong-Kong (see Note 1c). Material intercompany transactions and balances were eliminated upon consolidation. Material profits from intercompany sales, not yet realized outside the group, were also eliminated.

d.	Cash and cash equivalents:

The Company considers unrestricted short-term highly liquid investments originally purchased with maturities of three months or less to be cash and cash equivalents.

e.	Restricted cash deposits:

Restricted cash includes a deposit which is used to secure agreement with account payable.

f.	Allowance for doubtful accounts:

The allowance for doubtful accounts is determined with respect to specific amounts the Company has determined to be doubtful of collection. In determining the allowance for doubtful accounts, the Company considers, among other things, its past experience with such customers and the information available regarding such customers.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are mainly provided to cover risks arising from slow-moving items or technological obsolescence. Cost is determined as follows:

Raw materials, parts and supplies - using the “moving average cost" method or the “first in first out” method.

Finished products - on the basis of direct manufacturing costs.

h.	Investment in a majority-owned company:

The investment in a majority-owned company is presented using the equity method of accounting in accordance with ASC Topic 323 - "Investments - Equity Method and Joint Ventures", due to substantive participation rights held by the non-controlling shareholders, which impact the Company’s ability to exert control over the investee. See Note 5.

i.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is computed using the straight-line method, over the estimated useful lives, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

j.	Impairment of long-lived assets and intangible assets:

The Company's long-lived assets and certain identifiable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of by sale are reported at the lower of the carrying amount or fair value, less costs to sell.

k.	Convertible Bonds:

1.	Beneficial conversion feature:

The Company has considered the provisions of ASC Topic 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity", and determined that the embedded conversion feature of the convertible bonds should not be separated from the host instrument because it qualifies for equity classification. Furthermore, the Company applied ASC Topic 470-20, "Debt - Debt with Conversion and Other Options" which clarifies the accounting for instruments with beneficial conversion features or contingency adjustable conversion ratios.

The beneficial conversion feature has been calculated by allocating the proceeds received in financing transactions to the convertible instrument and to any detachable warrants included in the transaction, and by measuring the intrinsic value of the convertible instrument based on the effective conversion price as a result of the allocated proceeds.

The amount of the beneficial conversion feature with respect to convertible bonds was recorded as a discount on the convertible bonds with a corresponding amount credited directly to equity as additional paid-in capital. After the initial recognition, the discount on the convertible bonds is amortized as interest expenses over the term of the bonds.

2.	Issuance costs of convertible bonds – deferred charges:

Costs incurred in respect of obtaining financing through issuance of convertible bonds were deferred and expensed as financing expenses over the contractual term of the bonds.

3.	Modification (or exchange) of a convertible bonds

The Company applied the provisions of ASC Topic 470 - 50, "Debt - Modifications and Extinguishments", with respect to the modification of terms of convertible debt instruments. According to ASC Topic 470-50, the Company concluded that the modification that occurred in June 2008, August 2009 and November 2009 was determined to be a debt extinguishment. See Note 12.

4.	Refinance on a long-term basis

The Company applied the provisions of ASC Topic 470 – 10 – 45 “Debt – Other Presentation Matters” with respect to a financing agreement signed after December 31, 2010 but before the issuance of the 2010 financial statements and accordingly, presented as of December 31, 2010, certain convertible bonds in a total amount of $4,262, as a long term liability.

l.	Accrued severance pay and severance pay fund:

The liabilities of the Company for severance pay of its Israeli employees are calculated pursuant to Israel's Severance Pay Law. Employees are entitled to one month's salary for each year of employment, or portion thereof. The Company's liability for all its employees is presented under "accrued severance pay". The Company deposits on a monthly basis to severance pay funds and insurance policies. The value of these policies is presented as an asset on the Company's balance sheet.

The deposited funds include accrued income up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the Company’s obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $15, $57 and $22, respectively.

m.	Goodwill and Intangible assets:

Intangible assets are amortized over their useful lives using the straight line method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up, in accordance with ASC Topic 350, "Intangibles - Goodwill and Other".

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but rather is tested for impairment at least annually or between annual tests, if certain events or indications of impairment occur. Goodwill is tested for impairment at the reporting unit level. As required by ASC Topic 350, the Company compares the fair value of each reporting unit to its carrying value ("step 1"). If the fair value exceeds the carrying value of the reporting unit’s net assets, goodwill is considered not to be impaired, and no further testing is required. If the carrying value exceeds the fair value of the reporting unit, then the implied fair value of goodwill is determined by subtracting the fair value of all the identifiable net assets from the fair value of the reporting unit. An impairment loss is recorded for the excess, if any, of the carrying value of the goodwill allocated to the reporting unit over its implied fair value ("step 2").

Due to the sale of activities in January 2010 (see Note 1b2), the Company recorded in 2009 an impairment loss of the entire remaining balance of the goodwill which was attributed to the components sold in an amount of $685 and certain other intangible assets in an amount of $434.

n.	Revenue recognition:

The Company and its subsidiaries generate their revenues from the sale of products, maintenance, royalties and long term contracts (including training and installation).

Product sales are recognized in accordance with Staff Accounting Bulletin No. 104, “Revenue Recognition” (“SAB No. 104”), when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable, collectability is reasonably assured, and inconsequential or perfunctory performance obligations remain. If the product requires specific customer acceptance, revenue is deferred until customer acceptance occurs or the acceptance provision lapses.

The Company is not obligated to accept returned products or issue credit for returned products, unless a product return has been approved by the Company in advance and according to specific terms and conditions. As of December 31, 2011, the Company had an allowance for customer returns in an amount of $13.

The Company recognized certain long-term contract revenues in accordance with ASC Topic 605-35, "Construction-Type and Production-Type Contracts". Pursuant to ASC Topic 605-35, revenues from these contracts are recognized under the percentage of completion method. The Company measures the percentage of completion based on output or input criteria, such as contract milestones, percentage of engineering completion or number of units shipped, as applicable to each contract. Provisions for estimated losses on uncompleted contracts are made during the period in which such losses are first identified, in the amount of the estimated loss on the entire contract. As of December 31, 2011, no such estimated losses were identified.

The Company believes that the use of the percentage of completion method is appropriate, since the Company has the ability, using also an independent subcontractor's evaluation, to make reasonably dependable estimates of the extent of progress made towards completion, contract revenues and contract costs. In addition, contracts executed include provisions that clearly specify the enforceable rights of the parties to the contract, the consideration to be exchanged and the manner and terms of settlement. In all cases, the Company expects to perform its contractual obligations and the parties are expected to satisfy their obligations under the contract.

In contracts that do not meet all the conditions mentioned above, the Company utilized zero estimates of profits; equal amounts of revenue and cost are recognized until results can be estimated with sufficient accuracy.

Revenues and costs recognized pursuant to ASC Topic 605-35 on contracts in progress are subject to management estimates. Actual results could differ from these estimates.

As of December 31, 2010 and 2011, all the long-term contracts were completed and their related revenues were recognized in full.

Revenues for maintenance services are recognized over the term of the contracts.

The warranty period is usually 12 months. Based primarily on historical experience, the Company does not provide for warranty costs when revenue is recognized, since such costs are not material.

Deferred revenues and customer advances include amounts received from customers for which revenues have not been recognized.

The Company is entitled to royalties upon the issuance of certificates. Such royalties are recognized when the sales are reported to the Company (usually on a monthly basis).

o.	Shipping and handling costs:

Shipping and handling fees billed to customers are reflected as revenues while the related shipping and handling costs are included in cost of revenues. To date, shipping and handling costs have not been material.

p.	Research and development costs:

Research and development costs (other than software) are expensed as incurred.

q.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC Topic 740, "Income Taxes". This Statement prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC Topic 740-10, which prescribes detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise’s financial statements. According to ASC Topic 740-10, tax positions must meet a more-likely-than-not recognition and measurement threshold. The Company’s accounting policy is to classify interest and penalties relating to uncertain tax positions under income taxes, however the Company did not recognize such items in its fiscal 2011, 2010 and 2009 financial statements.

r.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash deposits and trade receivables. The Company's trade receivables are derived from sales to limited number of customers located primarily in Eastern Europe, the United States and Israel. The Company performs ongoing credit evaluations of its customers' financial condition. The allowance for doubtful accounts is determined with respect to specific debts that the Company has determined to be doubtful of collection. See Note 2f.

Cash and cash equivalents and restricted cash deposits are deposited with major banks in Israel and the United States. Management believes that such financial institutions are financially sound and, accordingly, minimal credit risk exists with respect to these financial instruments.

The Company has no significant off-balance-sheet concentration of credit risk, such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

s.	Basic and diluted earnings (loss) per share:

Basic earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus the dilutive potential of stock options and warrants outstanding during the year using the treasury stock method and the dilutive potential, if any, of convertible bonds using the “if-converted method”.

The net earnings (loss) and the weighted average number of shares used in computing basic and diluted earnings (loss) per share for the reported periods are as follows:

	Year ended December 31,
	2011	2010	2009
Net income (loss) used for the computation of basic and diluted earnings (loss) per share	1,019	(1,965)	(5,085)

	Year ended December 31,
	2011	2010	2009
Weighted average number of shares used in the computation of basic earnings (loss) per share	9,126,327	6,177,862	5,511,948
Weighted average number of shares used in the computation of diluted earnings (loss) per share	11,710,254	6,177,862	5,511,948

All outstanding stock options, warrants and convertible bonds have been excluded from the calculation of the diluted net loss per share for the years ended December 2010 and 2009, since the effect of the shares issuable with respect of these instruments was anti-dilutive. The calculation of the diluted net earnings per share for the year ended December 31, 2011 included 3,273,477 options and warrants, the effect of which was dilutive.

The number of potential shares from the conversion of convertible bonds, options and warrants that have been excluded from the calculation were 2,733,688, 4,557,840 and 3,189,071 for the years ended December 31, 2011, 2010 and 2009, respectively.

The potential shares that would have been issued by the Company as a result of the acceptance of the proposal of the Company to its creditor (as described in Note 1d.) were excluded from the calculations as their effect was anti-dilutive. The weighted average number of such potential shares for the year ended December 31, 2011 was approximately 23,652,296.

t.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in determining the fair value disclosures for financial instruments:

At December 31, 2011 and 2010, the carrying amounts of cash and cash equivalents, restricted cash deposits, current trade receivables, other accounts receivable, trade payables and other accounts payable (which are not included in the proposed arrangement described in Note 1d) approximate their fair value due to the short-term maturity of such financial instruments.

As of December 31, 2011 and 2010, the Company is unable to assess the fair value of the remaining balance of convertible bonds and other liabilities subject to the proposed arrangement due to the uncertainties involved with respect to the completion of the arrangement. The terms of the proposed arrangement are described in Note 1d.

u.	Accounting for stock-based compensation:

Share-based compensation, including grants of stock options, is recognized in the consolidated statement of operations as an operating expense, based on the fair value of the award on the date of grant. The fair value of stock-based compensation is estimated using an option-pricing model.

The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company estimates the fair value of employee stock options using a Black-Scholes valuation model. The Company amortizes compensation costs using the graded vesting attribution method over the vesting period, net of estimated forfeitures.

v.	Advertising costs:

The Company expenses advertising costs as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009, were approximately $10, $15 and $12, respectively.

w.	Comprehensive Income:

The Company has no comprehensive income components other than net income (loss) in the reporting periods.

x.	Reclassifications:

Certain comparative figures have been reclassified to conform to the current period presentation. The changes did not affect net income, cash flow or shareholders' deficit.

y.	Fair value measurements:

The Company applies ASC Topic 820-10, "Fair Value – Measurement and Disclosure" which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and requires disclosures for fair value measures.

In accordance with ASC Topic 820-10, the Company measures and discloses fair value measurements for certain financial and nonfinancial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that is required to be determined based on the assumptions that market participants would use to determine the price of an asset or a liability.

As a basis for considering such assumptions, the fair value accounting standard establishes the following fair value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 - Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2 - Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3 - Unobservable inputs are used when little or no market data is available. Level 3 inputs are considered as the lowest priority under the fair value hierarchy.

In determining fair value, companies are required to utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible as well as to consider counterparty credit risk in the assessment of fair value.

z.	Discontinued operations:

The Company applies ASC Topic 205-20, "Presentation of Financial Statements - Discontinued Operation". According to ASC Topic 205-20, when a component of an entity, as defined in this standard, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on the disposed component, required to be classified as discontinued operations and the assets and liabilities of such component should be classified as assets and liabilities attributed to discontinued operations if both of the following conditions are met: a) the operations and cash flows of the component have been (or will be) eliminated from the ongoing operations of the company as a result of the disposal transaction, and b) the entity will not have any significant continuing involvement in the operations of the component after the disposal transaction. (See also Note 1b).

aa.	Recently issued accounting pronouncements:

1.	Accounting pronouncements adopted in 2011

A.	ASC Topic 605 - 25 “Revenue Recognition - Multiple-Element Arrangements”

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-13, Multiple-Deliverable Revenue Arrangements – a consensus of the FASB Emerging Issues Task Force. The amended guidance modified the criteria for recognizing revenue in multiple element arrangements and requires companies to develop a best estimate of the selling price to separate deliverables and allocate arrangement consideration using the relative selling price method. In addition, the amendments eliminated the residual method for allocating arrangement considerations.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

In October 2009, the FASB issued Accounting Standards Update (ASU) 2009-14, “Certain Revenue Arrangements That Include Software Elements – a consensus of the FASB Emerging Issues Task Force”, to amend the scope of arrangements under ASC 985, Software, 605, “Revenue Recognition” to exclude tangible products containing software components and non-software components that function together to deliver a product’s essential functionality. Such components shall be subject to ASC Topic 605 - 25 “Revenue Recognition - Multiple-Element Arrangements”.

The amended guidance became effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010 (fiscal year 2011 for the Company). The adoption of the new guidance did not have a material impact on the Company’s financial position, results of operations or cash flows.

3.	Accounting pronouncements not yet effective:

A.	ASC Topic 220, “Comprehensive Income”

In June 2011, the FASB issued Accounting Standard Update (ASU) 2011-05, “Comprehensive Income (Topic 220) - Presentation of Comprehensive Income” (ASU 2011-05). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity and requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.

ASU 2011-05 will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 (fiscal year 2012 for the Company) and should be applied retrospectively.

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-12, which defers certain provisions contained in ASU 2011-05 requiring the requirement to present components of reclassifications of other comprehensive income on the face of the income statement or in the notes to the financial statements. However, this deferral does not impact the other requirements contained in the new standard on comprehensive income as described above. ASU 2011-12 is effective during interim and annual periods beginning after December 15, 2011 (fiscal year 2012 for the Company).

The adoption of ASU 2011-05 and ASU 2011-12 is not expected to have a material impact on the Company’s financial condition, results of operations or cash flows.

B.	ASC Topic 210, “Balance Sheet”

In December 2011, the FASB issued Accounting Standard Update (ASU) 2011-11, “Balance Sheet (Topic 210) - Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). ASU 2011-11, enhance disclosures about financial instruments and derivative instruments that are either offset in accordance with the Accounting Standards Codification or are subject to an enforceable master netting arrangement or similar agreement.

The amended guidance will be effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods (fiscal year 2013 for the Company) and should be applied retrospectively to all comparative periods presented.

The Company is currently evaluating the impact that the adoption of ASU 2011-11 would have on its consolidated financial statements, if any.